Business And Summary Of Significant Accounting Policies	3 Months Ended
Mar. 31, 2014
Business And Summary Of Significant Accounting Policies [Abstract]
Business And Summary Of Significant Accounting Policies

NOTE 1 — BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CIT Group Inc., together with its subsidiaries (collectively “CIT” or the “Company”), has provided financial solutions to its clients since its formation in 1908. The Company provides financing,  leasing and advisory services principally to middle market companies in a wide variety of industries primarily in North America, and equipment financing and leasing solutions to the transportation industry worldwide.  CIT became a bank holding company (“BHC”) in December 2008 and a financial holding company (“FHC”) in July 2013.  CIT is regulated by the Board of Governors of the Federal Reserve System (“FRB”) and the Federal Reserve Bank of New York (“FRBNY”) under the U.S. Bank Holding Company Act of 1956.  CIT Bank (the “Bank”), a wholly-owned subsidiary, is a state-chartered bank located in Salt Lake City, Utah, and is regulated by the Federal Deposit Insurance Corporation (“FDIC”) and the Utah Department of Financial Institutions (“UDFI”).  The Company operates primarily in North America, with locations in Europe and Asia.

BASIS OF PRESENTATION

Principles of Consolidation

The accompanying consolidated financial statements include financial information related to CIT Group Inc., a Delaware corporation, and its majority owned subsidiaries, including the Bank, and those variable interest entities (“VIEs”) where the Company is the primary beneficiary. Assets held in an agency or fiduciary capacity are not included in the consolidated financial statements.

In preparing the consolidated financial statements, all significant intercompany accounts and transactions have been eliminated. These consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q for interim financial information and accordingly, do not include all information and note disclosures required by generally accepted accounting principles in the United States of America (“GAAP”) for complete financial statements. The financial statements in this Form 10-Q have not been audited by an independent registered public accounting firm in accordance with standards of the Public Company Accounting Oversight Board (U.S.), but in the opinion of management include all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of CIT’s financial position, results of operations and cash flows in accordance with GAAP. These consolidated financial statements should be read in conjunction with our current Form 10-K on file.

The consolidated financial statements include the effects of adopting Fresh Start Accounting (“FSA”) upon emergence from bankruptcy on December 10, 2009, as required by GAAP, based on a convenience date of December 31, 2009. Accretion and amortization of certain FSA adjustments are included in the Consolidated Statements of Operations and Cash Flows.

The accounting and financial reporting policies of CIT Group Inc. conform to GAAP and the preparation of the consolidated financial statements requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates and assumptions. Some of the more significant estimates include: allowance for loan losses, loan impairment, fair value determination, lease residual values, liabilities for uncertain tax positions, realizability of deferred tax assets and goodwill assets. Additionally where applicable, the policies conform to accounting and reporting guidelines prescribed by bank regulatory authorities.

Revisions

The Company also discovered and corrected an immaterial error impacting the classification of railcar maintenance expenses.  Management determined that railcar maintenance expenses, which reduced “Rental income on operating leases”, should be reflected as a separate line item in the “Other expenses” section of the Company’s Consolidated Statement of Operations (i.e., gross presentation).  These classification errors had no impact on the Company’s Consolidated Balance Sheet or Consolidated Statement of Cash Flows in any period.

Discontinued Operation

On April 25, 2014, the Company completed the sale of its student lending business. As a result, the student lending business is reported as a discontinued operation.  The business had been included in the Non-Strategic Portfolios segment and consisted of a portfolio of U.S. Government-guaranteed student loans.  The portfolio was in run-off and had been transferred to assets held for sale (“AHFS”) at the end of 2013.  See Note 2 – Discontinued Operation.

NEW ACCOUNTING PRONOUNCEMENTS

Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

On April 10, 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which changes the criteria for determining which disposals can be presented as discontinued operations and modifies related disclosure requirements.  The final guidance raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. The ASU is aimed at reducing the frequency of disposals reported as discontinued operations by focusing on strategic shifts that have or will have a major effect on an entity’s operations and financial results. In another change from current US GAAP, the guidance permits companies to have continuing cash flows and significant continuing involvement with the disposed component.

The ASU eliminates most of the scope exceptions in current US GAAP.  Under the revised standard, a discontinued operation is (1) a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held for sale that represents a strategic shift that has or will have a major effect on an entity’s operations and financial results or (2) an acquired business or nonprofit activity that is classified as held for sale on the date of the acquisition.  The guidance does not change the presentation requirements for discontinued operations in the statement where net income is presented. Although it permits significant continuing involvement, the standard does not address how companies should present continuing involvement with a discontinued operation prior to the disposal. Also, the ASU requires the reclassification of assets and liabilities of a discontinued operation in the statement of financial position for all prior periods presented.

The standard expands the disclosures for discontinued operations and requires new disclosures related to individually material disposals that do not meet the definition of a discontinued operation, an entity’s continuing involvement with a discontinued operation following the disposal date, and retained equity method investments in a discontinued operation.

For public entities, the guidance is effective for annual periods beginning on or after December 15, 2014 and interim periods within that year. The ASU is applied prospectively. However, all entities may early adopt the guidance for new disposals (or new classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance. CIT will evaluate any future dispositions under this ASU.